Business Acquisitions (Tables)	12 Months Ended
May 31, 2018
Pro Froma Result from Operation

These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of June 1, 2017, nor is it indicative of future operating results.

	For the years ended May 31,
	2017	2018
	(unaudited)	(unaudited)
	US$	US$
Pro forma net revenues	1,815,660	2,451,735
Pro forma net income attributable to New Oriental Education and Technology Group Inc.	275,685	296,697
Pro forma net income per share – basic	1.75	1.88
Pro forma net income per share – diluted	1.75	1.87

Ainuo Shida [Member]
Purchase Price Allocation

The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	2,499
Other current assets	4,874
Property and equipment	493	1-5 years
Intangible assets
Trademark	1,708	10 years
Student base	1,069	1 year
Courseware	76	3 years
Goodwill	5,516
Deferred revenue	(4,544)
Other current liabilities	(1,496)
Deferred tax liabilities	(713)
Fair value of the 18% equity interest	(1,741)
Non-controlling interests	(3,899)

Total	3,842

Hangzhou Shengshen [Member]
Purchase Price Allocation

The purchase price was allocated on the date of acquisition as follows:

	US$	Amortization period
Cash	3,571
Other current assets	704
Property and equipment	1,148	1-5 years
Intangible assets
Trademark	1,713	5 years
Student base	2,164	3 years
Goodwill	9,809
Deferred revenue	(5,566)
Other current liabilities	(1,562)
Deferred tax liabilities	(969)

Total	11,012